Stockholders' Deficit (Details) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	May 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022	Jun. 30, 2021	Jan. 31, 2021
Stockholders' Deficit (Details) [Line Items]
Preferred stock, shares authorized			50,000,000	50,000,000	50,000,000
Preferred stock, par value (in Dollars per share)			$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued			3,189,600	3,189,600	531,600
Price per share (in Dollars per share)				$ 0.38	$ 0.38
Aggregate amount (in Dollars)				$ 1,010,040	$ 202,008
Preferred stock, shares outstanding			3,189,600	3,189,600	531,600
Common stock, shares authorized			7,450,000,000	7,400,000,000	7,400,000,000
Common stock, par value (in Dollars per share)			$ 0.001	$ 0.001	$ 0.001
Fair value change in value (in Dollars)					$ 202,008
Stock based consulting and service fees (in Dollars)		$ 240,000			202,008
Prepaid expenses (in Dollars)					$ 0
Common stock issued for services, description				●the Company issued an aggregate of 9,187,406 shares of common stock to the Board of Directors and Advisory Committee members for the services rendered, at the price of $0.06 per share. For the year ended December 31, 2021, the Company recorded stock-based service fee of $551,244. ● the Company issued 18,500,000 shares of common stock to certain consultants for the business consultancy services rendered under 2020 Stock Incentive Plan. For the year ended December 31, 2021, the Company recorded stock-based service fee to the consultants at the price of $0.04 per share, in an aggregate amount of $740,000. ● the Company issued 6,747,638 shares of common stock to certain consultants for the consultancy services rendered. For the year ended December 31, 2021, the Company recorded service fee to the consultants at the price of $0.038 per share, in an aggregate amount of $256,410. ● the Company issued 625,000 shares of common stock to certain consultants for the consultancy services rendered. For the year ended December 31, 2021, the Company recorded service fee to the consultants at the price of $0.04 per share, in an aggregate amount of $25,000. ● the Company issued 1,000,000 shares of common stock to certain consultants for the consultancy services rendered. For the year ended December 31, 2021, the Company recorded service fee to the consultants at the price of $0.03 per share, in an aggregate amount of $30,000. ● the Company issued 13,935,337 shares of common stock to the vendor for the business marketing services rendered. For the year ended December 31, 2021, the Company recorded service fee to the vendor at the price of $0.043 per share, in an aggregate amount of $599,220.
Common stock upon conversion of debt						23,809,524
Common stock, shares outstanding				239,278,847	172,883,435
Shares of common stock	24,730,307	5,345,212		239,278,847	172,883,435
Common stock, shares issued			293,163,890	239,278,847	172,883,475
Common stock, shares outstanding			293,163,890	239,278,847	172,883,475
Convertible Preferred Stock, Share Issued upon Conversion			40,167,992
Compensation value (in Dollars)	$ 803,735
Previously Reported [Member]
Stockholders' Deficit (Details) [Line Items]
Common stock, shares issued			333,331,882
Common stock, shares outstanding			333,331,882
Preferred Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Preferred stock, shares issued				3,189,600	531,600
Preferred stock, shares outstanding				3,189,600	531,600
Common Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Common stock, shares authorized			7,400,000,000	7,400,000,000
Common stock, par value (in Dollars per share)			$ 0.001
Common stock upon conversion of debt							3,948,278	12,452,413
Series A Preferred Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Preferred stock, shares issued				2,658,000	531,600